PENSION PLAN - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 01, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net employee benefit obligations	$ 31,000,000	$ 22,000,000
Post-employment benefit expense, defined contribution plans	$ 8,000,000	7,000,000
Number of best years of earnings	3 years
Number of years of service	10 years
Decrease in defined benefit plan related to present value of refunds or reductions in future contributions	$ 0	0
Pension plan expense	$ 23,000,000	20,000,000
Estimated discount rate	3.80%
Increase (decrease) of estimated discount rate	1.00
Expected future contributions to plan in 2019	$ 20,000,000
Younger Plan
Disclosure of net defined benefit liability (asset) [line items]
Net employee benefit obligations			$ 6,000,000
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Net employee benefit obligations	19,000,000	10,000,000
Pension plan expense	15,000,000	14,000,000
Supplemental Plan
Disclosure of net defined benefit liability (asset) [line items]
Net employee benefit obligations	12,000,000	11,000,000
Plan assets | Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid into the plan	$ 19,000,000	16,000,000
Minimum
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions percent	5.00%
Maximum
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions percent	10.00%
Employee's age plus years of service	50 years
Maximum | Supplemental Plan
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 1,000,000	$ 1,000,000